Debt (Details 2) (USD $)	0 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended			0 Months Ended
	Jul. 02, 2014	Feb. 01, 2014	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Dec. 10, 2014	Jun. 16, 2014	Jul. 29, 2013	Oct. 21, 2010
Debt
Refinancing costs and losses on early extinguishments of debt		$ 7,000,000	$ 7,000,000	$ 30,000,000	$ 3,000,000	$ 68,000,000	$ 7,000,000	$ 14,000,000	$ 33,000,000	$ 18,000,000
Net proceeds from initial public offering	446,000,000
PIK Notes
Debt
Principal amount of notes issued													800,000,000
Refinancing costs and losses on early extinguishments of debt	12,000,000										7,000,000
Unamortized debt issuance costs written-off related to loss on early extinguishment of debt	8,000,000
Early extinguishment of debt	439,000,000										180,000,000
Redemption premiums included in loss on extinguishment of debt	4,000,000
Michaels Stores Inc [Member]
Debt
Refinancing costs and losses on early extinguishments of debt						56,000,000	7,000,000	14,000,000	33,000,000	18,000,000
Senior Subordinated Notes 5.875 Percent Due And Term Loan Facility Maturing In 2020 Member
Debt
Debts issuance cost capitalized	19,000,000
Senior Subordinated Notes 5.875Percent Due 2020 Member | Michaels Stores Inc [Member]
Debt
Principal amount of notes issued												250,000,000
Stated interest rate (as a percent)												5.875%
Issue price as a percentage of face value												102.00%
Additional Term Loan | Michaels Stores Inc [Member]
Debt
Issue price as a percentage of face value	99.50%
Maximum borrowing capacity	850,000,000
Senior notes due 2018
Debt
Principal amount of notes issued														800,000,000
Stated interest rate (as a percent)		7.75%				7.75%		7.75%
Issue price as a percentage of face value														99.262%
Refinancing costs and losses on early extinguishments of debt												56,000,000
Unamortized debt issuance costs written-off related to loss on early extinguishment of debt												10,000,000
Write off of unamortized net premiums												5,000,000
Redemption premiums included in loss on extinguishment of debt												$ 51,000,000
Senior notes due 2018 | Michaels Stores Inc [Member]
Debt
Stated interest rate (as a percent)	7.75%